INVESTMENTS (Details 2)		12 Months Ended
	Feb. 19, 2014 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥) director shares	Dec. 31, 2012 CNY (¥)	Dec. 31, 2011 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Aug. 25, 2014 USD ($)	Aug. 25, 2014 CNY (¥)	Feb. 19, 2014 CNY (¥)
LONG TERM INVESTMENTS
Long term cost investments		$ 7,130,000		¥ 43,882,000				¥ 46,184,000
Less: accumulated impairment		(265,000)		(1,716,000)				(1,716,000)
Long term available-for-sale investments		613,000		3,068,000				3,973,000
Long term Investments		$ 7,743,000		46,950,000				50,157,000
Long term investment number of indicators of impairment of investment | item		0	0
PRC Fund
LONG TERM INVESTMENTS
Long term cost investments		$ 1,560,000		9,103,000				¥ 10,103,000
Additions to investment		$ 154,000	¥ 1,000,000	1,500,000	¥ 1,500,000	¥ 3,000,000	¥ 3,103,000
PRC Fund | Maximum
LONG TERM INVESTMENTS
Percentage of interest in cost method investments		5.00%						5.00%
United States Fund
LONG TERM INVESTMENTS
Long term cost investments		$ 2,754,000		16,539,000				¥ 17,841,000
Additions to investment		$ 201,000	1,303,000	2,692,000	¥ 4,814,000	3,000,000	¥ 6,033,000
United States Fund | Maximum
LONG TERM INVESTMENTS
Percentage of interest in cost method investments		5.00%						5.00%
Investment in Flashapp Inc. ("Flashapp")
LONG TERM INVESTMENTS
Long term cost investments		$ 1,890,000		12,240,000				¥ 12,240,000
Number of persons on Board of Directors | director					5
Number of Board Directors may be appointed by the entity | director					2
Investment in Flashapp Inc. ("Flashapp") | Series A Preferred Shares
LONG TERM INVESTMENTS
Number of units or shares purchased of cost method investments | shares					13,971,428
Cost of investment of cost method investments					¥ 12,240,000
Period from the issuance date on or after which the company has the right to request redemption of cost method investments					5 years
Redemption price as a percentage of original issuance price of cost method investments					120.00%
Investee A
LONG TERM INVESTMENTS
Long term cost investments		926,000		6,000,000				6,000,000
Percentage of interest in cost method investments									6.25%	6.25%
Cost of investment of cost method investments									$ 967,000	¥ 6,000,000
Investee B
LONG TERM INVESTMENTS
Long term available-for-sale investments, before accumulated impairment		265,000		1,716,000				1,716,000
Fair value of investments						1,716,000
Change of fair value recorded in other comprehensive income						¥ 457,000
Impairment of available-for-sale investments					¥ 1,716,000
Reclassification from accumulated other comprehensive income (loss) recorded in comprehensive loss					¥ 499,000
Investee B | Series A Preferred Shares
LONG TERM INVESTMENTS
Number of units or shares purchased of available-for-sale investment | shares							970,591
Cost of available-for-sale investment							¥ 1,259,000
Period from the issuance date on or after which the company has the right to request redemption of available-for-sale investment							5 years
Redemption price as a percentage of original issuance price of available-for-sale investment							120.00%
Investee C
LONG TERM INVESTMENTS
Long term available-for-sale investments, before accumulated impairment		613,000		¥ 3,068,000				3,973,000
Cost of available-for-sale investment	$ 494,000										¥ 3,068,000
Fair value of investments		613,000						¥ 3,973,000
Change of fair value recorded in other comprehensive income		$ 140,000	¥ 904,000
Basis of spread rate		prime rate	prime rate
Margin (as a percent)	2.00%
Term of debt	2 years
Investee C | Maximum
LONG TERM INVESTMENTS
Conversion price as a percentage of Series A financing price	25.00%